Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER COMMON SHARE [Abstract]
Loss per share, basic and diluted

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(192,110)	$(268,718)	$(165,910)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(7,178)	(10,241)	(10,421)
Plus:
Tender Offer — Redemption of preferred stock Series G and H including $16,863 and $972 of undeclared preferred dividend cancelled for the year ended December 31, 2019 and December 31, 2017, respectively	45,680	—	1,033
Loss attributable to Navios Holdings common stockholders, basic and diluted	$(153,608)	$(278,959)	$(175,298)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders —adjusted weighted shares	12,356,024	11,958,959	11,667,346
Basic and diluted net loss per share attributable to Navios Holdings common stockholders	$(12.43)	$(23.33)	$(15.02)